Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2024
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
CIK	dei_EntityCentralIndexKey	0000277751
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Oct. 18, 2024
Document Effective Date	dei_DocumentEffectiveDate	Oct. 28, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Janus Henderson Global Allocation Fund - Conservative | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JCAAX
Janus Henderson Global Allocation Fund - Conservative | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JCACX
Janus Henderson Global Allocation Fund - Conservative | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JCASX
Janus Henderson Global Allocation Fund - Conservative | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JCAIX
Janus Henderson Global Allocation Fund - Conservative | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JSPCX
Janus Henderson Global Allocation Fund - Conservative | Class D
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JMSCX
Janus Henderson Global Allocation Fund - Moderate | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JMOAX
Janus Henderson Global Allocation Fund - Moderate | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JMOCX
Janus Henderson Global Allocation Fund - Moderate | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JMOSX
Janus Henderson Global Allocation Fund - Moderate | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JMOIX
Janus Henderson Global Allocation Fund - Moderate | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JSPMX
Janus Henderson Global Allocation Fund - Moderate | Class D
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JNSMX
Janus Henderson Global Allocation Fund - Growth | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JGCAX
Janus Henderson Global Allocation Fund - Growth | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JGCCX
Janus Henderson Global Allocation Fund - Growth | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JGCSX
Janus Henderson Global Allocation Fund - Growth | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JGCIX
Janus Henderson Global Allocation Fund - Growth | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JSPGX
Janus Henderson Global Allocation Fund - Growth | Class D
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JNSGX
Janus Henderson Absolute Return Income Opportunities Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JUCAX
Janus Henderson Absolute Return Income Opportunities Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JUCCX
Janus Henderson Absolute Return Income Opportunities Fund | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JUCSX
Janus Henderson Absolute Return Income Opportunities Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JUCIX
Janus Henderson Absolute Return Income Opportunities Fund | Class N
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JUCNX
Janus Henderson Absolute Return Income Opportunities Fund | Class R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JUCRX
Janus Henderson Absolute Return Income Opportunities Fund | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JUCTX
Janus Henderson Absolute Return Income Opportunities Fund | Class D
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JUCDX
Janus Henderson Developed World Bond Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFAAX
Janus Henderson Developed World Bond Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFACX
Janus Henderson Developed World Bond Fund | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFASX
Janus Henderson Developed World Bond Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFAIX
Janus Henderson Developed World Bond Fund | Class N
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFARX
Janus Henderson Developed World Bond Fund | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFATX
Janus Henderson Developed World Bond Fund | Class D
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFADX
Janus Henderson Flexible Bond Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JDFAX
Janus Henderson Flexible Bond Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JFICX
Janus Henderson Flexible Bond Fund | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JADFX
Janus Henderson Flexible Bond Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JFLEX
Janus Henderson Flexible Bond Fund | Class N
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JDFNX
Janus Henderson Flexible Bond Fund | Class R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JDFRX
Janus Henderson Flexible Bond Fund | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JAFIX
Janus Henderson Flexible Bond Fund | Class D
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JANFX
Janus Henderson High-Yield Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JHYAX
Janus Henderson High-Yield Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JDHCX
Janus Henderson High-Yield Fund | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JDHYX
Janus Henderson High-Yield Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JHYFX
Janus Henderson High-Yield Fund | Class N
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JHYNX
Janus Henderson High-Yield Fund | Class R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JHYRX
Janus Henderson High-Yield Fund | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JAHYX
Janus Henderson High-Yield Fund | Class D
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JNHYX
Janus Henderson Multi-Sector Income Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JMUAX
Janus Henderson Multi-Sector Income Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JMUCX
Janus Henderson Multi-Sector Income Fund | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JMUSX
Janus Henderson Multi-Sector Income Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JMUIX
Janus Henderson Multi-Sector Income Fund | Class N
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JMTNX
Janus Henderson Multi-Sector Income Fund | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JMUTX
Janus Henderson Multi-Sector Income Fund | Class D
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JMUDX
Janus Henderson Short Duration Flexible Bond Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JSHAX
Janus Henderson Short Duration Flexible Bond Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JSHCX
Janus Henderson Short Duration Flexible Bond Fund | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JSHSX
Janus Henderson Short Duration Flexible Bond Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JSHIX
Janus Henderson Short Duration Flexible Bond Fund | Class N
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JSHNX
Janus Henderson Short Duration Flexible Bond Fund | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JASBX
Janus Henderson Short Duration Flexible Bond Fund | Class D
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JNSTX
Janus Henderson Government Money Market Fund | Class D
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JGVXX
Janus Henderson Government Money Market Fund | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JAGXX
Janus Henderson Money Market Fund | Class D
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JNMXX
Janus Henderson Money Market Fund | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JAMXX
Janus Henderson Adaptive Risk Managed U.S. Equity Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JRSAX
Janus Henderson Adaptive Risk Managed U.S. Equity Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JRSCX
Janus Henderson Adaptive Risk Managed U.S. Equity Fund | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JRSSX
Janus Henderson Adaptive Risk Managed U.S. Equity Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JRSIX
Janus Henderson Adaptive Risk Managed U.S. Equity Fund | Class N
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JRSNX
Janus Henderson Adaptive Risk Managed U.S. Equity Fund | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JRSTX
Janus Henderson Adaptive Risk Managed U.S. Equity Fund | Class D
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JRSDX
Janus Henderson Mid Cap Value Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JDPAX
Janus Henderson Mid Cap Value Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JMVCX
Janus Henderson Mid Cap Value Fund | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JMVIX
Janus Henderson Mid Cap Value Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JMVAX
Janus Henderson Mid Cap Value Fund | Class N
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JDPNX
Janus Henderson Mid Cap Value Fund | Class R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JDPRX
Janus Henderson Mid Cap Value Fund | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JMCVX
Janus Henderson Mid Cap Value Fund | Class D
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JNMCX
Janus Henderson Responsible International Dividend Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDAVX
Janus Henderson Responsible International Dividend Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDCVX
Janus Henderson Responsible International Dividend Fund | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDQVX
Janus Henderson Responsible International Dividend Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDIVX
Janus Henderson Responsible International Dividend Fund | Class N
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDRVX
Janus Henderson Responsible International Dividend Fund | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDTVX
Janus Henderson Responsible International Dividend Fund | Class D
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDDVX
Janus Henderson Small Cap Value Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JDSAX
Janus Henderson Small Cap Value Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JCSCX
Janus Henderson Small Cap Value Fund | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JISCX
Janus Henderson Small Cap Value Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JSCOX
Janus Henderson Small Cap Value Fund | Class N
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JDSNX
Janus Henderson Small Cap Value Fund | Class R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JDSRX
Janus Henderson Small Cap Value Fund | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JSCVX
Janus Henderson Small Cap Value Fund | Class D
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JNPSX
Janus Henderson Small Cap Value Fund | Class L
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JSIVX
Janus Henderson Small-Mid Cap Value Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JVSAX
Janus Henderson Small-Mid Cap Value Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JVSCX
Janus Henderson Small-Mid Cap Value Fund | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JSVSX
Janus Henderson Small-Mid Cap Value Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JVSIX
Janus Henderson Small-Mid Cap Value Fund | Class N
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JVSNX
Janus Henderson Small-Mid Cap Value Fund | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JSVTX
Janus Henderson Small-Mid Cap Value Fund | Class D
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JSVDX